Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Beamr Imaging Ltd.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Beamr Imaging Ltd., or the Registrant, filed with the Securities and Exchange Commission, or the SEC, a Registration Statement on Form F-1 (Registration No. 333-262904) on February 2, 2022, as subsequently amended, which was declared effective by the SEC on February 27, 2023, or the Registration Statement. The Registration Statement originally covered (1) the offer and sale by the Registrant of (a) 1,950,000 ordinary shares, NIS 0.05 par value per share, or the Ordinary Shares, of the Registrant, (b) up to 292,500 additional Ordinary Shares issuable upon exercise of the over-allotment option granted to the representative of the underwriters, or the Representative, in the Registrant’s initial public offering, and (c) warrants to purchase up to 97,500 Ordinary Shares issued to the Representative, or the Representatives’ Warrants, and (2) 1,800,000 Ordinary Shares offered for resale on behalf of the s Selling Shareholders identified in the prospectus that form a part of the Registration Statement, or the Resale Shares. This Post-Effective Amendment No. 1 covers (1) the Resale Shares that may be sold from time to time by the Selling Shareholders, and (2) Representatives’ Warrants and the issuance and sale of Ordinary Shares issuable from time to time upon exercise of the Representatives’ Warrants that remain unexercised as of the date hereof.This Post-Effective Amendment No. 1 is being filed by the Registrant to update and supplement information contained in the Registration Statement, and also to include updated financial information.No additional securities are being registered under this Post-Effective Amendment No. 1. This Post-Effective Amendment No. 1 concerns only the sale of the Resale Shares by the Selling Shareholders from time to time and the Representatives’ Warrants and issuance and sale of Ordinary Shares issuable from time to time upon exercise of the Representatives’ Warrants that remain unexercised.All filing fees payable in connection with the registration of these securities were previously paid in connection with the initial filing of the Registration Statement.
Entity Central Index Key	0001899005
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	L3